Costs of revenue (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Costs of revenue [Abstract]
Site operating costs	$ (61,687,927)	$ (37,978,598)
Depreciation	(23,287,650)	(21,264,918)
Total cost of revenue	$ (84,975,577)	$ (59,243,516)